PERSONNEL EXPENSES AND DEFERRED EMPLOYEE BENEFITS - Employees and Key Management Personnel Narrative (Details) - employee employee in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employee Benefits [Abstract]
Number of employees	125	127	154